Note 13 - Employee Benefit Plan	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Retirement Benefits [Text Block]

13. EMPLOYEE BENEFIT PLAN

The Company has a 401(k) plan to provide defined contribution retirement benefits for all eligible employees. Participants may contribute a portion of their compensation to the plan, subject to the limitations under the Internal Revenue Code. The Company’s contributions to the plan are at the discretion of Executive Management with Board of Directors advisement. The Company made $346,297 and $378,177 of contributions to the plan in 2024 and 2023, respectively.